NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME (LOSS) PER SHARE
Schedule of basic and diluted net income (loss) per share

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech Holding Limited	(43,207,732)	(6,589,431)	16,064,793
Denominator:
Weighted average shares used in calculating net income (loss) per ordinary shares
Basic	506,393,198	1,751,784,176	2,117,904,025
Diluted	506,393,198	1,751,784,176	2,162,232,325
Net income (loss) per ordinary shares
Basic	(0.09)	(0.00)	0.01
Diluted	(0.09)	(0.00)	0.01

Schedule of potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share

	For the years ended December 31,
	2018	2019

Share issuable upon exercise of share options	136,028,000	95,933,244
Share issuable upon exercise of RSUs	10,800,000	28,406,980
Share issuable upon conversion of Series Angel preferred shares	419,736,104	—
Share issuable upon conversion of Series A preferred shares	279,389,307	—
Share issuable upon conversion of Series B-1 preferred shares	188,378,334	—
Share issuable upon conversion of Series B-2 preferred shares	76,812,654	—
Share issuable upon conversion of Series B-3 preferred shares	147,755,566	—
Share issuable upon conversion of Series C preferred shares	98,834,937	—
Share issuable upon conversion of Series C-1 preferred shares	18,597,738	—